Condensed Consolidated Statements of Changes in Mezzanine Equity and Shareholders' Equity (Deficit) - USD ($)	Common Stock Pre-funded warrants	Common Stock	Additional Paid-In Capital B Riley Sales Agreement [Member]	Additional Paid-In Capital Public Offering	Additional Paid-In Capital Pre-funded warrants	Additional Paid-In Capital	Accumulated Other Comprehensive Income/Loss	Accumulated Deficit	B Riley Sales Agreement [Member]	Public Offering	Pre-funded warrants	Total
Balance at Dec. 31, 2020		$ 2,043				$ 196,978,256	$ (24,337)	$ (193,214,134)				$ 3,741,828
Balance (in shares) at Dec. 31, 2020		2,042,911
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 812				19,704,835						19,705,647
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		811,646
Issuance costs						(655,156)						(655,156)
Issuance of common stock to vendors		$ 2				27,498						27,500
Issuance of common stock to vendors (in shares)		1,667
Exercise of common stock options		$ 2				25,833						$ 25,835
Exercise of common stock options (in shares)		2,018										2,018
Exercise of warrants						79						$ 79
Exercise of warrants (in shares)		2
Share-based compensation expense						361,559						361,559
Foreign currency translation adjustment							66,279					66,279
Net loss								(12,550,973)				(12,550,973)
Balance at Dec. 31, 2021		$ 2,859				216,442,904	41,942	(205,765,107)				10,722,598
Balance (in Shares) at Dec. 31, 2021		2,858,244
Issuance of common stock to vendors		$ 15				149,987						150,002
Issuance of common stock to vendors (in shares)		15,452
Share-based compensation expense						220,656						220,656
Foreign currency translation adjustment							(16,470)					(16,470)
Net loss								(10,044,784)				(10,044,784)
Balance at Sep. 30, 2022		$ 2,874				216,813,547	25,472	(215,809,891)				1,032,002
Balance (in Shares) at Sep. 30, 2022		2,873,696
Balance at Dec. 31, 2021		$ 2,859				216,442,904	41,942	(205,765,107)				10,722,598
Balance (in shares) at Dec. 31, 2021		2,858,244
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 8				79,346						79,354
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		8,542
Issuance costs						(2,593)						(2,593)
Declaration of Series D preferred stock						(43)						(43)
Issuance of common stock in reverse stock split (Shares)		19,544
Issuance of common stock in reverse stock split		$ 20				(20)
Issuance of common stock to vendors		$ 22				211,981						212,003
Issuance of common stock to vendors (in shares)		22,248
Share-based compensation expense						333,389						333,389
Foreign currency translation adjustment							(17,195)					(17,195)
Net loss								(13,798,339)				(13,798,339)
Balance at Dec. 31, 2022		$ 2,909				217,064,964	24,747	(219,563,446)				(2,470,826)
Balance (in Shares) at Dec. 31, 2022		2,908,578
Balance at Jun. 30, 2022		$ 2,870				216,692,835	11,069	(212,500,888)				4,205,886
Balance (in shares) at Jun. 30, 2022		2,870,032
Issuance of common stock to vendors		$ 4				49,997						50,001
Issuance of common stock to vendors (in shares)		3,664
Share-based compensation expense						70,715						70,715
Foreign currency translation adjustment							14,403					14,403
Net loss								(3,309,003)				(3,309,003)
Balance at Sep. 30, 2022		$ 2,874				216,813,547	25,472	(215,809,891)				1,032,002
Balance (in Shares) at Sep. 30, 2022		2,873,696
Balance at Dec. 31, 2022		$ 2,909				217,064,964	24,747	(219,563,446)				(2,470,826)
Balance (in shares) at Dec. 31, 2022		2,908,578
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 851				3,090,611						3,091,462
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		851,130
Issuance costs			$ (95,348)	$ (834,061)					$ (95,348)	$ (834,061)
Issuance of common stock and pre-funded warrants in connection with May 2023 public offering		$ 2,301				8,493,516						8,495,817
Issuance of common stock and pre-funded warrants in connection with May 2023 public offering (in shares)		2,301,500
Issuance of common stock to vendors		$ 50				72,950						73,000
Issuance of common stock to vendors (in shares)		50,000
Issuance of common stock upon exercise of pre-funded warrants	$ 4,235				$ (936)						$ 3,299
Issuance of common stock upon exercise of pre-funded warrants (in shares)	4,235,384
Issuance of common stock in connection with Silk Roads purchase option		$ 32				49,968						50,000
Issuance of common stock in connection with Silk Roads purchase option (in shares)		31,646
Share-based compensation expense						229,076						229,076
Foreign currency translation adjustment							(429)					(429)
Net loss								(4,320,835)				(4,320,835)
Balance at Sep. 30, 2023		$ 10,378				228,070,740	24,318	(223,884,281)				4,221,155
Balance (in Shares) at Sep. 30, 2023		10,378,238
Balance at Jun. 30, 2023		$ 9,842				228,005,876	6,061	(222,221,579)				5,800,200
Balance (in shares) at Jun. 30, 2023		9,841,854
Issuance of common stock upon exercise of pre-funded warrants	$ 536				$ (536)
Issuance of common stock upon exercise of pre-funded warrants (in shares)	536,384
Share-based compensation expense						65,400						65,400
Foreign currency translation adjustment							18,257					18,257
Net loss								(1,662,702)				(1,662,702)
Balance at Sep. 30, 2023		$ 10,378				$ 228,070,740	$ 24,318	$ (223,884,281)				$ 4,221,155
Balance (in Shares) at Sep. 30, 2023		10,378,238